Components of Net Periodic (Benefit) Cost, Japanese Plans (Detail) (Japanese plans) In Thousands	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Components of net periodic (benefit) cost:
Service cost	¥ 949,000	$ 11,413	¥ 1,155,000	¥ 1,163,000
Interest cost	253,000	3,043	331,000	335,000
Expected return on plan assets	(165,000)	(1,984)	(120,000)	(148,000)
Amortization of net actuarial (gain) loss	106,000	1,275	165,000	33,000
Amortization of prior service credit	(135,000)	(1,624)	(62,000)	(62,000)
Gains from curtailments and settlements	(249,000)	(2,995)
Net periodic pension cost	¥ 759,000	$ 9,128	¥ 1,469,000	¥ 1,321,000